SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives of Group's Property and Equipment, Other than Leasehold Improvements) (Details)	12 Months Ended
Dec. 31, 2014
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful lives	20 years
Store fixture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful lives	5 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful lives	5 years
Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful lives	10 years